Long-term investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 USD ($)
Long-term investment
Equity investments	¥ 5,190		¥ 19,422
Investment impairment loss	17,798	$ 2,580
Impairment of long term investments	14,751
Investment gain	190
Firestorm
Long-term investment
Cash consideration. | $				$ 2,137
Impairment of long term investments	¥ 14,751	$ 2,137
Infinlinx
Long-term investment
Cash consideration.			¥ 5,000